Columbia Acorn Emerging Markets Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Acorn Emerging Markets FundSM (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Emerging Markets Fund	Class A		Class C		Class I	Class R4	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Emerging Markets Fund	Class A	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Management fees	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Distribution and/or service (12b-1) fees	0.25%	1.00%	none	none	none	none	none
Other expenses	0.28%	0.29%	0.17%	0.24%	0.22%	0.17%	0.29%
Total annual Fund operating expenses	1.57%	2.33%	1.21%	1.28%	1.26%	1.21%	1.33%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Acorn Emerging Markets Fund (USD $)	1 year	3 years	5 years	10 years
Class A	726	1,042	1,381	2,335
Class C	336	727	1,245	2,666
Class I	123	384	665	1,466
Class R4	130	406	702	1,545
Class R5	128	400	692	1,523
Class Y	123	384	665	1,466
Class Z	135	421	729	1,601

Expense Example, No Redemption Columbia Acorn Emerging Markets Fund (USD $)	1 year	3 years	5 years	10 years
Class A	726	1,042	1,381	2,335
Class C	236	727	1,245	2,666
Class I	123	384	665	1,466
Class R4	130	406	702	1,545
Class R5	128	400	692	1,523
Class Y	123	384	665	1,466
Class Z	135	421	729	1,601

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in companies located in emerging market countries, including frontier market countries. Emerging market countries are those countries whose economies are developing or emerging from underdevelopment (for example, China, India, Poland and Turkey). Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (for example, Vietnam, Colombia, Nigeria and Kazakhstan). For purposes of the Fund's policies, the Fund may invest in a company if (i) it is domiciled in, or the principal trading market for its securities is in, an emerging market country, (ii) it derives 50% or more of its economic value from goods produced, sales made or services performed or has at least 50% of its assets in an emerging market country or countries or (iii) it is a holding company that predominantly holds shares in such companies. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to initially invest in a limited number of companies (generally under 100), offering the potential to provide above-average growth over time.

Generally, the Investment Manager will determine which countries are emerging market countries by reference to the countries included in the S&P Emerging Markets Broad Market® Index (BMI), and will determine which countries are frontier market countries by reference to the countries included in the S&P Frontier® BMI. In addition, the Fund may invest in certain developing market countries that are not included in either the S&P Emerging Markets® BMI or the S&P Frontier® BMI (for example, Serbia and Senegal), but which are included on another independent third-party listing of emerging market and/or frontier market countries. The Investment Manager will make all determinations as to whether a company is an emerging market company at the time of investment. The countries that comprise emerging market countries, including frontier market countries, may change from time to time.

The Investment Manager typically seeks companies with:
  A strong business franchise that offers growth potential.
  Products and services in which the company has a competitive advantage.
  A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives.

Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in share prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of foreign sub-custodians. Some countries have limited governmental oversight and regulation, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. As a result, there is a risk that the security will not be delivered to the Fund or that payment will not be received. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share Blocking. In certain non-U.S. markets, an issuer’s securities are blocked from trading for a specified number of days before and, in certain instances, after a shareholder meeting. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Operational and Settlement Risks of Securities in Emerging Markets. Foreign sub-custodians in emerging markets may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. There may also be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.

Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. Emerging market currencies may not be traded and are subject to a higher risk of currency devaluations.

Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to the risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. Increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist and similar measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain “special situation” investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the Standard & Poor’s (S&P) Emerging Markets Between $500 Million and $5 Billion® Index, the Fund's primary benchmark, and the MSCI Emerging Markets Small Cap Index (Net). The S&P Emerging Markets Between $500 Million and $5 Billion® Index is representative of the institutionally investable capital of 20 emerging market countries (as of December 31, 2014), as determined by S&P, with market caps ranging between $500 million to $5 billion. The MSCI Emerging Markets Small Cap Index (Net) is a widely recognized international benchmark, and a free floating-adjusted market capitalization index that is designed to measure small-cap emerging market equity performance in 23 emerging market countries (as of December 31, 2014), as determined by MSCI. The performance of the MSCI Emerging Markets Small Cap Index (Net) is provided to show how the Fund's performance compares to a widely recognized index of small-capitalization equity performance in less developed markets.

The performance of one or more share classes shown in the Average Annual Total Returns table below includes the Fund’s Class Z share returns (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to the indicated inception date of such share classes. Except for differences in fees and expenses, all share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2015: -0.78%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 18.00% Worst 2nd Quarter 2012 -6.90%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns Columbia Acorn Emerging Markets Fund	Share Class Inception Date	1 Year	Life of Fund
Class Z	Aug. 19, 2011	(4.12%)	8.29%
Class Z returns after taxes on distributions	Aug. 19, 2011	(4.16%)	8.20%
Class Z returns after taxes on distributions and sale of Fund shares	Aug. 19, 2011	(2.02%)	6.56%
Class A	Aug. 19, 2011	(9.81%)	6.12%
Class C	Aug. 19, 2011	(5.98%)	7.22%
Class I	Aug. 19, 2011	(4.01%)	8.42%
Class R4	Nov. 08, 2012	(4.03%)	8.38%
Class R5	Nov. 08, 2012	(4.02%)	8.39%
Class Y	Jun. 13, 2013	(3.95%)	8.40%
S&P Emerging Markets Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)		1.90%	3.31%
MSCI Emerging Markets Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		1.01%	1.16%